Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 64,849	$ 51,098	$ 35,171	$ 51,514	$ 37,053	$ 25,347	$ 16,320	$ 17,768	$ 13,141	$ 11,011	$ 10,000
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 63,209	49,936	34,470	50,586	36,476	25,018	16,144	17,633	13,069	10,982	10,000
MSCI ACWI Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI World Information Technology Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Information Technology Index (Net)
Account Value	$ 61,025	$ 45,936	$ 29,971	$ 43,304	$ 33,350	$ 23,196	$ 15,721	$ 16,140	$ 11,676	$ 10,476	$ 10,000